FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 2000

                                                               FILE NO. 33-83430
                                                               FILE NO. 811-8738

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-LA

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Post-Effective Amendment No. 11           (X)

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                 Amendment No. 13                          (X)


                              WHITEHALL FUNDS TRUST
                              ---------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          4400 Computer Drive
      Westborough, Massachusetts  01581                    (617) 535-0526
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)         (REGISTRANT'S TELEPHONE NUMBER)

                                    PFPC Inc.
                               3200 Horizon Drive
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                       -----------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

         With a Copy to:
         Steven R. Howard, Esq.
         Paul, Weiss, Rifkind, Wharton & Garrison
         1285 Avenue of the Americas
         New York, New York  10019

       It is proposed that this filing become effective (check appropriate box):
                   _____  immediately upon filing pursuant to Paragraph (b);
                   __X__  on November 3, 2000 pursuant to Paragraph (b);
                   _____  60 days after filing pursuant to paragraph  (a)(i);
                   _____  on (date) pursuant to  Paragraph  (a)(i);
                   _____  75 days after filinpursuant to paragraph (a)(ii);
                   _____  or on (date) pursuantto paragraph (a)(ii) of Rule 485.

         If appropriate, check the following :

                   __X__   this  post-effective   amendment   designates  a  new
                           effective date for a previously filed post-effective amendment

                               EXPLANATORY COMMENT

This Post-Effective Amendment No. 11 to the Registration Statement of Whitehall Funds Trust (the "Trust") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 10 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on July 21, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement under the Securities Act of 1933 and Amendment No. 13 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of October, 2000.

                                                     WHITEHALL FUNDS TRUST
                                                     ---------------------

                                          By:   /S/ JOSEPH E. BRESLIN
                                                --------------------------------
                                                    JOSEPH E. BRESLIN, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Whitehall Funds Trust has been signed below by the following persons in the capacities indicated on the 4th day of October, 2000.

SIGNATURE                                       CAPACITY
---------                                       --------
PIERRE DE ST. PHALLE*                           Trustee
--------------------
Pierre de St. Phalle
--------------------

GEORGE H. STEWART*                              Chairman, Board of Trustees
--------------------
George H. Stewart
--------------------

ROBERT H. DUNKER*                               Trustee
--------------------
Robert H. Dunker
--------------------

STEPHEN V. R. GOODHUE*                          Trustee
--------------------
Stephen V. R. Goodhue

/S/ JOSEPH E. BRESLIN                           President
--------------------
Joseph E. Breslin

/S/ MICHAEL C. KARDOK                           Treasurer
--------------------
Michael C. Kardok
(Principal Financial & Accounting Officer)

*BY: /S/ JOSEPH E. BRESLIN
--------------------------
Joseph E. Breslin

Attorney-in-fact pursuant to power of attorney dated September 14, 2000.